United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/19

Date of Reporting Period: Six months ended 9/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2018
Share Class | Ticker	A | LMSFX	B | LMSBX	C | LMSCX
	F | LMFFX	Institutional | LMBIX

Federated Municipal Bond Fund, Inc.
Fund Established 1976

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2018 through September 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	11.2%
Toll Road	10.8%
Water & Sewer	9.4%
Pre-Refunded	8.2%
Education	7.3%
General Obligation—State	6.7%
Dedicated Tax	6.6%
Public Power	5.6%
Senior Care	4.7%
Airport	4.6%
Other[2]	23.9%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 75.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—97.6%
		Alabama—1.0%
$2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.00%, 1/1/2043	$2,026,581
1,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	1,320,300
		TOTAL	3,346,881
		Arizona—2.6%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.00%, 7/1/2047	3,335,160
3,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2041	3,346,440
1,740,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,811,218
		TOTAL	8,492,818
		California—9.7%
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,019,350
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.81% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,558,305
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,201,920
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.00%, 8/15/2054	1,093,400
2,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	2,152,240
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,086,380
2,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	2,037,720
460,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	470,281
540,000		California State, Various Purpose UT GO Bonds, 6.50% (United States Treasury PRF 4/1/2019@100), 4/1/2033	552,917
1,330,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2018A-1), 5.25%, 6/1/2047	1,378,718
2,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,229,080
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.00%, 5/15/2044	$1,113,800
2,000,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,788,460
1,000,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,023,010
3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,347,250
308,000	San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	205,811
2,000,000	San Diego, CA USDT, UT GO Bonds (Election 2012 Series-I), 5.00%, 7/1/2047	2,275,960
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,203,000
2,000,000	San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2017 Sub-Series D), 5.00%, 11/1/2034	2,341,860
	TOTAL	32,079,462
	Colorado—3.2%
1,000,000	Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,063,980
1,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.00%, 12/1/2048	1,099,460
2,000,000	Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2027	2,246,060
3,250,000	University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	3,540,810
2,500,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	2,707,650
	TOTAL	10,657,960
	Connecticut—1.7%
3,000,000	Connecticut State HEFA (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.00%, 12/1/2045	3,302,190
2,000,000	Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	2,201,900
	TOTAL	5,504,090
	Delaware—0.8%
2,380,000	Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	2,504,974
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	District of Columbia—2.7%
$2,500,000	District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.00%, 7/1/2048	$2,687,500
1,800,000	District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,923,840
1,000,000	District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.00%, 4/1/2036	1,120,350
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,348,960
	TOTAL	9,080,650
	Florida—11.2%
2,000,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2037	2,106,820
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,620,435
1,000,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2038	1,118,530
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,092,380
2,000,000	Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.00%, 10/1/2036	2,220,060
2,000,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2014), 5.50%, 10/1/2047	2,129,400
3,500,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	3,862,775
1,000,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,125,260
1,000,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,122,790
2,000,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2015A), 5.00%, 10/1/2038	2,171,840
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2016A), 5.00%, 7/1/2032	2,261,300
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,302,175
1,500,000	Miami-Dade County, FL HFA (Nicklaus Children's Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.00%, 8/1/2042	1,639,770
1,000,000	Miami-Dade County, FL IDA (Doral Academy), IDRBs (Series 2017), 5.00%, 1/15/2048	1,045,270
2,875,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,083,552
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$4,105,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	$4,308,772
895,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	939,428
2,000,000		St. Johns County, FL IDA (Presbyterian Retirement Communities), Revenue Bonds (Series 2010A), 5.875% (United States Treasury PRF 8/1/2020@100)/(Original Issue Yield: 5.98%), 8/1/2040	2,134,820
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2036	1,682,055
		TOTAL	36,967,432
		Georgia—4.0%
2,190,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,262,752
4,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,426,600
3,000,000		Georgia State, GO Bonds (Series 2017A-2), 5.00%, 2/1/2033	3,475,200
3,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs (Royal Bank of Canada GTD), 2.25%, (1-month USLIBOR x 0.67 +0.83%) 12/1/2023	2,985,390
		TOTAL	13,149,942
		Illinois—5.7%
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	1,024,310
1,245,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2034	1,280,881
310,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	337,658
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,054,663
2,000,000		Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,134,300
1,500,000		Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 1/1/2022@100), 1/1/2038	1,646,520
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	794,670
3,000,000		Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.00%, 7/15/2042	3,341,400
2,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	2,108,600
1,000,000		Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,057,040
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$3,000,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	$3,062,040
	TOTAL	18,842,082
	Indiana—2.1%
1,155,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,251,165
1,300,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2030	1,477,125
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,087,080
	TOTAL	6,815,370
	Iowa—0.7%
2,100,000	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2018A), 5.00% (Original Issue Yield: 4.65%), 5/15/2048	2,178,792
	Louisiana—0.7%
2,305,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	2,227,644
	Maryland—0.3%
1,000,000	Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2042	1,068,410
	Massachusetts—5.2%
3,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2018C), 5.25%, 9/1/2043	3,496,650
3,330,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	3,437,725
3,000,000	Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,319,470
1,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,080,220
3,000,000	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	3,439,410
2,000,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2032	2,330,140
	TOTAL	17,103,615
	Michigan—1.4%
1,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (AGM Corp. INS), 7/1/2033	1,099,270
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Local Government Loan Program Revenue Refunding Bonds (Series 2015D-1), 5.00%, 7/1/2034	$1,091,910
1,500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	1,507,635
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.00%, 9/1/2039	1,078,990
		TOTAL	4,777,805
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25% (United States Treasury PRF 12/1/2020@100), 12/1/2030	1,068,240
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,023,481
		Nebraska—1.8%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,161,220
1,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	1,153,000
2,300,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,483,402
		TOTAL	5,797,622
		Nevada—0.1%
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	307,419
		New Jersey—4.7%
2,880,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	3,093,149
665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.00%, 10/1/2047	701,967
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 7/1/2043	1,353,550
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 5.50%, 6/15/2041	3,154,860
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,216,620
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.00%, 1/1/2029	$1,155,390
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,209,620
1,720,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.00%, 6/1/2046	1,812,897
		TOTAL	15,698,053
		New Mexico—1.3%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.34%), 7/1/2034	2,049,560
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,393,087
		TOTAL	4,442,647
		New York—10.2%
1,020,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,078,222
1,500,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,598,280
1,000,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2045	1,114,110
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	2,190,260
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	3,250,800
500,000		New York City Liberty Development Corp. (Goldman Sachs Group, Inc.), Revenue Bonds (Series 2005), 5.25%, 10/1/2035	607,065
3,000,000		New York City, NY TFA, Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	3,300,000
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4) FRNs, 2.26%, (SIFMA 7-day +0.700%), 2/15/2020	200,938
3,255,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	3,669,003
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	341,808
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25%, (Original Issue Yield: 6.40%), 10/15/2028	55,090
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	437,064
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,470,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	$2,638,380
400,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.00%, 3/15/2044	426,592
2,000,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.00%, 2/15/2043	2,220,700
2,000,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.00%, 3/15/2038	2,274,140
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	507,985
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	522,090
3,000,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2028	3,241,170
500,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2014J), 5.00%, 1/1/2027	558,745
200,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.25%, 1/1/2056	221,816
500,000	New York State, UT GO Bonds (Series 2009A), 5.00%, (Original Issue Yield: 5.24%), 2/15/2039	505,440
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	521,050
1,930,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	2,152,452
90,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	90,343
	TOTAL	33,723,543
	North Carolina—1.0%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,023,050
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2042	1,073,290
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,069,990
	TOTAL	3,166,330
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Ohio—3.0%
$2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	$1,999,980
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	1,529,595
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), 5.00%, 1/1/2038	2,142,660
3,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,264,330
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,094,610
	TOTAL	10,031,175
	Oklahoma—0.9%
2,795,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.00%, 1/1/2047	3,116,257
	Pennsylvania—7.1%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,094,270
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2032	484,898
500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2042	528,655
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	1,685,025
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,222,540
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.00%, 2/15/2045	2,191,620
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.125%, 7/1/2037	1,078,460
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.25%, 7/1/2041	1,084,520
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2037	1,632,825
1,045,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	1,107,303
2,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), 4.00% (Original Issue Yield: 4.09%), 8/15/2048	1,945,480
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,970,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2034	$3,213,213
3,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2042	3,203,970
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.00%, 8/15/2042	2,017,800
	TOTAL	23,490,579
	South Carolina—0.9%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	2,180,460
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	662,995
	TOTAL	2,843,455
	Tennessee—0.4%
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,445,284
	Texas—7.5%
2,795,000	Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20% (United States Treasury PRF 7/1/2020@100), 7/1/2045	2,985,982
1,500,000	Bexar County, TX, LT Refunding Bonds (Series 2017), 5.00%, 6/15/2031	1,709,325
2,225,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,471,975
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, 12/1/2029	2,222,300
3,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,070,980
2,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,624,450
1,500,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,702,380
2,000,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,081,820
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,339,129
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	$3,502,410
		TOTAL	24,710,751
		Virginia—0.9%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,297,464
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,681,230
		TOTAL	2,978,694
		Washington—3.0%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	2,903,072
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.00%, 5/1/2043	2,192,680
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.00%, 10/1/2044	1,347,138
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	3,321,090
		TOTAL	9,763,980
		Wisconsin—1.2%
3,000,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Bonds (Series 2009), 6.625% (United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,051,810
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	857,872
		TOTAL	3,909,682
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $319,234,164)	322,315,119
		EXCHANGED-TRADED FUND—0.6%
79,302		VanEck Vectors CEF Municipal Income ETF (IDENTIFIED COST $2,001,567)	1,957,570
	[1]	SHORT-TERM MUNICIPALS—0.8%
		Alabama—0.4%
$100,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 1.75%, 10/1/2018	100,000
500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.75%, 10/1/2018	500,000
800,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.75%, 10/1/2018	800,000
		TOTAL	1,400,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—0.4%
$1,200,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (Bank of America N.A. LIQ), 1.72%, 10/1/2018	$1,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,600,000)	2,600,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $323,835,731)[3]	326,872,689
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	3,347,890
		TOTAL NET ASSETS—100%	$330,220,579
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, this restricted security amounted to $307,419, which represented 0.1% of total net assets.
3	The cost of investments for federal tax purposes amounts to $323,849,527.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Municipal Bonds	$—	$322,315,119	$—	$322,315,119
Exchange-Traded Fund	1,957,570	—	—	1,957,570
Short-Term Municipals	—	2,600,000	—	2,600,000
TOTAL SECURITIES	$1,957,570	$324,915,119	$—	$326,872,689
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.35	$10.38	$10.68	$10.66	$10.27	$10.73
Income From Investment Operations:
Net investment income[1]	0.15	0.30	0.33	0.33	0.34	0.35
Net realized and unrealized gain (loss)	(0.13)	(0.03)	(0.31)	0.01	0.39	(0.46)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.27	0.02	0.34	0.73	(0.11)
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.32)	(0.34)	(0.35)
Net Asset Value, End of Period	$10.22	$10.35	$10.38	$10.68	$10.66	$10.27
Total Return[2]	0.16%	2.62%	0.13%	3.31%	7.16%	(0.97)%
Ratios to Average Net Assets:
Net expenses	0.84%[3]	0.85%	0.87%	0.87%	0.87%	0.87%
Net investment income	2.85%[3]	2.87%	3.06%	3.10%	3.23%	3.42%
Expense waiver/reimbursement[4]	0.12%[3]	0.10%	0.07%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$283,926	$302,904	$304,271	$331,876	$346,803	$355,711
Portfolio turnover	10%	26%	14%	25%	16%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.38	$10.69	$10.66	$10.27	$10.73
Income From Investment Operations:
Net investment income[1]	0.11	0.22	0.24	0.24	0.25	0.27
Net realized and unrealized gain (loss)	(0.13)	(0.02)	(0.32)	0.03	0.39	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.20	(0.08)	0.27	0.64	(0.20)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Period	$10.23	$10.36	$10.38	$10.69	$10.66	$10.27
Total Return[2]	(0.21)%	1.92%	(0.80)%	2.54%	6.28%	(1.79)%
Ratios to Average Net Assets:
Net expenses	1.59%[3]	1.62%	1.68%	1.69%	1.70%	1.71%
Net investment income	2.10%[3]	2.09%	2.25%	2.28%	2.40%	2.59%
Expense waiver/reimbursement[4]	0.12%[3]	0.08%	0.01%	0.00%[5]	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$3,958	$4,599	$4,061	$5,732	$7,303	$8,292
Portfolio turnover	10%	26%	14%	25%	16%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.35	$10.39	$10.69	$10.66	$10.27	$10.73
Income From Investment Operations:
Net investment income[1]	0.11	0.22	0.24	0.24	0.25	0.27
Net realized and unrealized gain (loss)	(0.12)	(0.04)	(0.31)	0.03	0.39	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.18	(0.07)	0.27	0.64	(0.20)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Period	$10.23	$10.35	$10.39	$10.69	$10.66	$10.27
Total Return[2]	(0.12)%	1.73%	(0.71)%	2.54%	6.27%	(1.79)%
Ratios to Average Net Assets:
Net expenses	1.59%[3]	1.62%	1.68%	1.69%	1.70%	1.71%
Net investment income	2.10%[3]	2.09%	2.25%	2.28%	2.40%	2.59%
Expense waiver/reimbursement[4]	0.12%[3]	0.08%	0.01%	0.00%[5]	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$9,600	$14,188	$17,548	$20,372	$19,001	$18,047
Portfolio turnover	10%	26%	14%	25%	16%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.34	$10.37	$10.68	$10.66	$10.27	$10.73
Income From Investment Operations:
Net investment income[1]	0.15	0.30	0.32	0.33	0.34	0.35
Net realized and unrealized gain (loss)	(0.12)	(0.03)	(0.31)	0.01	0.39	(0.46)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.27	0.01	0.34	0.73	(0.11)
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.32)	(0.34)	(0.35)
Net Asset Value, End of Period	$10.22	$10.34	$10.37	$10.68	$10.66	$10.27
Total Return[2]	0.26%	2.62%	0.03%	3.31%	7.17%	(0.97)%
Ratios to Average Net Assets:
Net expenses	0.84%[3]	0.85%	0.87%	0.87%	0.87%	0.87%
Net investment income	2.85%[3]	2.87%	3.06%	3.09%	3.23%	3.42%
Expense waiver/reimbursement[4]	0.12%[3]	0.10%	0.07%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,449	$27,081	$27,604	$24,558	$20,604	$19,359
Portfolio turnover	10%	26%	14%	25%	16%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Period Ended 3/31/2018[1]
Net Asset Value, Beginning of Period	$10.34	$10.52
Income From Investment Operations:
Net investment income[2]	0.16	0.22
Net realized and unrealized gain (loss)	(0.13)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.03	1.01
Less Distributions:
Distributions from net investment income	(0.16)	(0.19)
Net Asset Value, End of Period	$10.21	$10.34
Total Return[3]	0.29%	0.10%
Ratios to Average Net Assets:
Net expenses	0.59%[4]	0.59%[4]
Net investment income	3.09%[4]	3.10%[4]
Expense waiver/reimbursement[5]	0.12%[4]	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,287	$2,150
Portfolio turnover	10%	26%[6]
1	Reflects operations for the period July 27, 2017 (date of initial investment) to March 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $323,835,731)		$326,872,689
Cash		44,936
Income receivable		4,236,559
Receivable for shares sold		692,639
TOTAL ASSETS		331,846,823
Liabilities:
Payable for shares redeemed	$1,302,153
Income distribution payable	95,318
Payable for other service fees (Notes 2 and 5)	104,546
Payable for portfolio accounting fees (Note 5)	61,263
Payable for investment adviser fee (Note 5)	9,101
Payable for distribution services fee (Note 5)	8,391
Payable for administrative fee (Note 5)	2,169
Payable for Directors'/Trustees' fees (Note 5)	219
Accrued expenses (Note 5)	43,084
TOTAL LIABILITIES		1,626,244
Net assets for 32,319,544 shares outstanding		$330,220,579
Net Assets Consists of:
Paid-in capital		$325,934,226
Net unrealized appreciation		3,036,958
Accumulated net realized gain		1,242,991
Undistributed net investment income		6,404
TOTAL NET ASSETS		$330,220,579
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($283,926,480 ÷ 27,788,967 shares outstanding) $0.01 par value, 250,000,000 shares authorized	$10.22
Offering price per share (100/95.50 of $10.22)	$10.70
Redemption proceeds per share	$10.22
Class B Shares:
Net asset value per share ($3,957,764 ÷ 386,935 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.23
Offering price per share	$10.23
Redemption proceeds per share (94.50/100 of $10.23)	$9.67
Class C Shares:
Net asset value per share ($9,600,063 ÷ 938,765 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.23
Offering price per share	$10.23
Redemption proceeds per share (99.00/100 of $10.23)	$10.13
Class F Shares:
Net asset value per share ($24,448,828 ÷ 2,393,415 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.22
Offering price per share (100/99.00 of $10.22)	$10.32
Redemption proceeds per share (99.00/100 of $10.22)	$10.12
Institutional Shares:
Net asset value per share ($8,287,444 ÷ 811,462 shares outstanding) $0.01 par value, 300,000,000 shares authorized	$10.21
Offering price per share	$10.21
Redemption proceeds per share	$10.21
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2018 (unaudited)
Investment Income:
Interest			$6,309,499
Expenses:
Investment adviser fee (Note 5)		$796,570
Administrative fee (Note 5)		137,134
Custodian fees		8,759
Transfer agent fees		115,379
Directors'/Trustees' fees (Note 5)		4,779
Auditing fees		14,840
Legal fees		5,555
Distribution services fee (Note 5)		63,408
Other service fees (Notes 2 and 5)		418,494
Portfolio accounting fees		57,986
Share registration costs		41,239
Printing and postage		17,302
Miscellaneous (Note 5)		15,828
TOTAL EXPENSES		1,697,273
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(206,676)
Reduction of custodian fees (Note 6)	(304)
TOTAL WAIVER AND REDUCTION		(206,980)
Net expenses			1,490,293
Net investment income			4,819,206
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,237,950
Net change in unrealized appreciation of investments	(5,434,412)
Net realized and unrealized loss on investments			(4,196,462)
Change in net assets resulting from operations			$622,744
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,819,206	$9,948,451
Net realized gain	1,237,950	4,147,837
Net change in unrealized appreciation/depreciation	(5,434,412)	(5,407,728)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	622,744	8,688,560
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,176,981)	(8,763,306)
Class B Shares	(44,626)	(86,620)
Class C Shares	(132,959)	(334,729)
Class F Shares	(358,645)	(794,088)
Institutional Shares	(104,105)	(12,037)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,817,316)	(9,990,780)
Share Transactions:
Proceeds from sale of shares	16,783,092	26,351,592
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated New York Municipal Income Fund	—	25,845,641
Net asset value of shares issued to shareholders in payment of distributions declared	4,192,516	8,577,277
Cost of shares redeemed	(37,484,152)	(62,031,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,508,544)	(1,257,231)
Change in net assets	(20,703,116)	(2,559,451)
Net Assets:
Beginning of period	350,923,695	353,483,146
End of period (including undistributed net investment income of $6,404 and $4,514, respectively)	$330,220,579	$350,923,695
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2018 (unaudited)
1. ORGANIZATION
Federated Municipal Bond Fund, Inc. (formerly, Federated Municipal Securities Fund, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares are closed to new accounts/investors and to new purchases/exchanges by existing shareholders.
Effective June 18, 2018, Class B Shares were permitted to be exchanged for Class B Shares of any other Federated fund. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals, but may be subject to state and local taxes.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective July 27, 2017, the Fund began offering Institutional Shares.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
On December 8, 2017, the Fund acquired all of the net assets of Federated New York Municipal Income Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Class B shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Shareholders. In connection with the acquisition, the Acquired Fund's Class A Shares and Class B Shares were exchanged for Class A Shares and Class B Shares of the Fund, respectively. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share and Class B Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received 0.99 and 0.98 of the Fund's Class A Shares and Class B Shares, respectively.
Semi-Annual Shareholder Report

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation*	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,449,692	$25,845,641	$1,234,695	$343,574,506	$369,420,147
*	Unrealized Appreciation is included in the Net Assets Received amount shown above.

Assuming the acquisition had been completed on April 1, 2017, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended March 31, 2018, are as follows:
Net investment income*	$10,438,325
Net realized and unrealized gain (loss) on investments	$(889,770)
Net increase in net assets resulting from operations	$9,548,555
*	Net investment income reflects $14,880 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of March 31, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Semi-Annual Shareholder Report

Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund waiver and reduction of $206,980 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six-months ended September 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$365,911
Class B Shares	5,316
Class C Shares	15,820
Class F Shares	31,447
TOTAL	$418,494
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six-months ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either U.S. government securities or a specified amount of Restricted Cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or
Semi-Annual Shareholder Report

losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At September 30, 2018, the Fund had no outstanding futures contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at September 30, 2018 is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$311,579	$307,419
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	791,351	$8,157,509	1,739,640	$18,265,483
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated New York Municipal Income Fund	—	—	2,303,617	24,303,084
Shares issued to shareholders in payment of distributions declared	347,401	3,580,717	707,349	7,405,584
Shares redeemed	(2,628,484)	(27,096,654)	(4,794,414)	(50,177,725)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,489,732)	$(15,358,428)	(43,808)	$(203,574)

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated New York Municipal Income Fund	—	—	146,075	1,542,557
Shares issued to shareholders in payment of distributions declared	4,272	44,075	8,416	88,153
Shares redeemed	(61,418)	(634,609)	(101,459)	(1,063,059)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(57,146)	$(590,534)	53,032	$567,651

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,066	$319,749	200,741	$2,106,721
Shares issued to shareholders in payment of distributions declared	10,671	110,134	27,285	285,979
Shares redeemed	(473,299)	(4,887,053)	(547,414)	(5,738,836)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(431,562)	$(4,457,170)	(319,388)	$(3,346,136)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	108,377	$1,116,754	361,632,	$3,791,819
Shares issued to shareholders in payment of distributions declared	34,306	353,487	75,048	785,548
Shares redeemed	(367,448)	(3,790,979)	(479,167)	(5,015,155)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(224,765)	$(2,320,738)	(42,487)	$(437,788)

	Six Months Ended 9/30/2018		Period Ended 3/31/2018[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	697,590	$7,187,948	210,321	$2,187,569
Shares issued to shareholders in payment of distributions declared	10,109	104,103	1,156	12,013
Shares redeemed	(104,140)	(1,073,725)	(3,574)	(36,966)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	603,559	$6,218,326	207,903	$2,162,616
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,599,646)	$(16,508,544)	(144,748)	$(1,257,2310)
1	Reflects operations for the period July 27, 2017 (date of initial investment) to March 31, 2018.
4. FEDERAL TAX INFORMATION
At September 30, 2018, the cost of investments for federal tax purposes was $323,849,527. The net unrealized appreciation of investments for federal tax purposes was $3,023,162. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,479,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,456,330.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six-months ended September 30, 2018, the Adviser voluntarily waived $206,676 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six-months ended September 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets over $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six-months ended September 30, 2018, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$15,947
Class C Shares	47,461
TOTAL	$63,408
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six-months ended September 30, 2018, FSC retained $20,117 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six-months ended September 30, 2018, FSC retained $3,260 in sales charges from the sale of Class A Shares. FSC also retained $1,180, $89, and $7,971 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six-months ended September 30, 2018, FSSC received $114,558 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six-months ended September 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,150,000 and $35,750,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.83%, 1.58%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six-months ended September 30, 2018, the Fund's expenses were reduced by $304 under these arrangements
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six-months ended September 30, 2018, were as follows:
Purchases	$33,322,261
Sales	$52,474,976
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2018, the Fund had no outstanding loans. During the six-months ended September 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the six-months ended September 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.60	$4.21
Class B Shares	$1,000	$997.90	$7.96
Class C Shares	$1,000	$998.80	$7.97
Class F Shares	$1,000	$1,002.60	$4.22
Institutional Shares	$1,000	$1,002.90	$2.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.86	$4.26
Class B Shares	$1,000	$1,017.00	$8.04
Class C Shares	$1,000	$1,017.00	$8.04
Class F Shares	$1,000	$1,020.86	$4.26
Institutional Shares	$1,000	$1,022.11	$2.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.84%
Class B Shares	1.59%
Class C Shares	1.59%
Class F Shares	0.84%
Institutional Shares	0.59%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Municipal Bond Fund, Inc. (the “Fund”)
(formerly, Federated Municipal Securities Fund, Inc.)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
Semi-Annual Shareholder Report

group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board noted that, effective July 27, 2017, the Fund changed its principal strategies and benchmark. Although the Board considered information comparing the Fund's performance to that of the relevant Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser's performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
Semi-Annual Shareholder Report

addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313913105
CUSIP 313913204
CUSIP 313913303
CUSIP 313913402
CUSIP 313913600
8110104 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018